Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Line Items]
Schedule of Deferred Offering Costs	The $0.3 million of deferred offering costs was deducted from the gross proceeds of the share issuance and is presented as a separate line item in the table below, reducing additional paid-in capital in the statement of changes in stockholders’ deficit.
Deferred Offering Costs
Balance as of December 31, 2024	$2,757
Charged against additional paid-in capital	(283)
Charged against transaction costs	(2,474)
Balance as of September 30, 2025	$—